September 15, 2015

VIA EDGARLINK
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subj:	Companion Life Separate Account B
1940 Act Registration Number: 811-08027
1933 Act Registration Numbers: 333-41172
CIK: 0001031507
Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), Companion Life Separate Account B, a unit investment trust registered under the Act, mailed to its contract owners the semiannual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

The following semiannual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
The Alger Portfolios	0000832566	August 28, 2015
Deutsche Investments VIT Funds	0001006373	August 24, 2015
Deutsche Variable Series I	0000764797	August 24, 2015
Federated Insurance Series	0000912577	August 25, 2015
MFS® Variable Insurance Trust	0000918571	August 27, 2015
MFS® Variable Insurance Trust II	0000719269	August 27, 2015
Pioneer Variable Contracts Trust	0000930709	August 28, 2015
T. Rowe Price Equity Series, Inc.	0000918294	August 24, 2015
T. Rowe Price Fixed Income Series, Inc.	0000920467	August 24, 2015
T. Rowe Price International Series, Inc.	0000918292	August 24, 2015
The Universal Institutional Funds, Inc.	0001011378	September 2, 2015
Variable Insurance Products Fund	0000356494	August 24, 2015
Variable Insurance Products Fund II	0000831016	August 24, 2015
Variable Insurance Products Fund V	0000823535	August 28, 2015
Variable Insurance Products III	0000927384	August 24, 2015

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

/s/ MICHAEL E. HUSS

Michael E. Huss
Corporate Secretary
Companion Life Insurance Company